Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 571
Due in one year or less	585
Due after one year through five years	10,029
Due after one year through five years	10,200
Due after five years through ten years	20,960
Due after five years through ten years	21,602
Due after ten years	118,166
Due after ten years	121,164
Total	149,726
Total	$ 153,551